30 Contingent liabilities	12 Months Ended
Dec. 31, 2020
Contingent Liabilities
Contingent liabilities
30	Contingent liabilities

As at 31 December 2019 the Group was party to a claim by the estate of a former employee for unfair dismissal. The claim comprised various elements totalling €258,000. During the year the case was settled by the Group for €190,000. This has been recognised in Administrative costs in the Consolidated Statement of Comprehensive Income.

The Group had no contingent liabilities at 31 December 2020 and 31 December 2018.